Offsetting of Financial Assets and Financial Liabilities	12 Months Ended
Mar. 31, 2025
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Offsetting of Financial Assets and Financial Liabilities
(27) Offsetting of Financial Assets and Financial Liabilities
The offsetting information regarding financial assets and financial liabilities as of March 31, 2024 and 2025 is as follows:

	Yen (millions)
As of March 31, 2024	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement	Net Amounts
Other financial assets
Derivatives	¥194,187	¥—	¥194,187	¥(106,133)	¥88,054
Other financial liabilities
Derivatives	236,592	—	236,592	(106,133)	130,459

	Yen (millions)
As of March 31, 2025	Gross amounts of recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement	Net Amounts
Other financial assets
Derivatives	¥133,077	¥—	¥133,077	¥(64,202)	¥68,875
Other financial liabilities
Derivatives	171,630	—	171,630	(64,202)	107,428
Generally, the
set-off
rights on financial instruments that do not meet the offsetting criteria for offsetting financial assets and financial liabilities become enforceable only under special circumstances, such as when the counterparty can no longer fulfill its obligations due to bankruptcy and other reasons.